BNY Mellon Dynamic Value ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.9%
Automobiles & Components — 1.5%
Ford Motor Co.	624,519	9,167,939
General Motors Co.	207,744	18,460,132
		27,628,071
Banks — 7.9%
Citigroup, Inc.	213,677	28,301,519
Fifth Third Bancorp	581,356	32,846,614
First Horizon Corp.	374,721	9,607,846
JPMorgan Chase & Co.	211,484	74,397,956
		145,153,935
Capital Goods — 6.5%
Carrier Global Corp.	172,915	10,687,876
Deere & Co.	28,877	17,114,532
Ferguson Enterprises, Inc.	40,896	9,583,160
Honeywell Aerospace, Inc.(a)	15,372	3,178,007
Honeywell International, Inc.	57,620	14,004,541
Hubbell, Inc.	21,433	10,128,164
L3Harris Technologies, Inc.	38,061	10,545,181
Regal Rexnord Corp.	57,040	11,706,319
RTX Corp.	149,364	32,146,120
		119,093,900
Commercial & Professional Services — .6%
Veralto Corp.	112,408	10,585,461
Consumer Discretionary Distribution & Retail — 7.2%
Amazon.com, Inc.(a)	427,346	116,058,627
Lowe’s Companies, Inc.	80,637	16,757,175
		132,815,802
Consumer Services — .3%
Las Vegas Sands Corp.	130,275	6,369,145
Consumer Staples Distribution & Retail — 1.2%
Target Corp.	150,148	21,694,885
Energy — 7.2%
Diamondback Energy, Inc.	121,100	24,577,245
EQT Corp.	291,655	15,542,295
Marathon Petroleum Corp.	37,877	11,986,934
Occidental Petroleum Corp.	421,587	24,059,970
Phillips 66	65,221	13,805,981
SLB Ltd.	855,255	42,412,096
		132,384,521
Equity Real Estate Investment Trusts — 1.3%
Weyerhaeuser Co.(b)	971,109	24,306,858
Financial Services — 7.6%
Berkshire Hathaway, Inc., Cl. B(a)	117,344	60,026,150
Capital One Financial Corp.	112,708	23,557,099
Morgan Stanley	78,918	16,605,926
Rocket Companies, Inc., Cl. A(a),(c)	727,585	9,385,846
The Goldman Sachs Group, Inc.	9,583	9,759,136
Voya Financial, Inc.	200,561	19,941,780
		139,275,937

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.9% (continued)
Food, Beverage & Tobacco — 4.1%
Bunge Global SA	93,166	9,897,024
Philip Morris International, Inc.	171,921	32,805,965
The Coca-Cola Company	370,516	32,453,497
		75,156,486
Health Care Equipment & Services — 5.2%
Elevance Health, Inc.	80,785	30,362,234
Medtronic PLC	125,272	10,696,976
UnitedHealth Group, Inc.	131,299	54,410,306
		95,469,516
Household & Personal Products — 2.8%
Colgate-Palmolive Co.	415,787	37,961,353
The Estee Lauder Companies, Inc., Cl. A	160,303	13,449,422
		51,410,775
Insurance — 5.6%
American International Group, Inc.	113,748	8,938,318
Aon PLC, Cl. A	77,903	28,087,927
Assurant, Inc.	144,084	40,226,812
Chubb Ltd.	42,305	14,835,517
The Hartford Insurance Group, Inc.	76,664	10,879,388
		102,967,962
Materials — 5.0%
CRH PLC	206,009	19,572,915
Freeport-McMoRan, Inc.	223,438	13,993,922
International Paper Co.	271,824	11,098,574
Newmont Corp.	202,024	18,931,669
Packaging Corp. of America	118,598	29,156,132
		92,753,212
Media & Entertainment — 3.0%
Meta Platforms, Inc., Cl. A	15,802	8,797,131
Omnicom Group, Inc.	308,957	24,314,916
The Walt Disney Company	225,378	21,679,110
		54,791,157
Pharmaceuticals, Biotechnology & Life Sciences — 10.9%
AbbVie, Inc.	84,302	21,154,744
Agilent Technologies, Inc.	139,923	19,361,146
Bristol-Myers Squibb Co.	250,811	16,380,466
Danaher Corp.	96,880	18,889,662
Gilead Sciences, Inc.	118,425	15,420,119
Jazz Pharmaceuticals PLC(a)	39,844	10,074,954
Johnson & Johnson	197,773	50,699,109
Pfizer, Inc.	390,108	9,756,601
Thermo Fisher Scientific, Inc.	66,570	38,231,151
		199,967,952
Semiconductors & Semiconductor Equipment — 3.9%
Applied Materials, Inc.	20,344	10,328,038
Intel Corp.(a)	216,840	19,558,968
Marvell Technology, Inc.	45,567	8,546,547
Texas Instruments, Inc.	119,148	32,853,870
		71,287,423
Software & Services — 7.4%
Akamai Technologies, Inc.(a)	81,092	9,340,177

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.9% (continued)
Software & Services — 7.4% (continued)
Dolby Laboratories, Inc., Cl. A	187,026	10,998,999
International Business Machines Corp.	76,916	17,202,263
Microsoft Corp.	183,509	85,280,303
Nutanix, Inc., Cl. A(a)	238,845	14,094,243
		136,915,985
Technology Hardware & Equipment — 4.4%
Cisco Systems, Inc.	436,704	50,653,297
NetApp, Inc.	117,624	20,995,884
Seagate Technology Holdings PLC	10,471	8,964,537
		80,613,718
Telecommunication Services — 1.6%
AT&T, Inc.	1,287,228	29,928,051
Transportation — 2.7%
CSX Corp.	265,247	13,368,449
Delta Air Lines, Inc.	413,247	36,134,317
		49,502,766
Utilities — 1.0%
Constellation Energy Corp.	36,524	9,596,681
NRG Energy, Inc.	67,781	9,102,310
		18,698,991
Total Equity Securities - Common Stocks (cost $1,630,841,068)		1,818,772,509

	1-Day Yield (%)
Investment Companies — 1.3%
Registered Investment Companies — 1.3%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $23,285,217)	3.64	23,285,217	23,285,217
Total Investments (cost $1,654,126,285)		100.2%	1,842,057,726
Liabilities, Less Cash and Receivables		(.2%)	(3,048,320)
Net Assets		100.0%	1,839,009,406

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)
Security, or portion thereof, on loan. At July 31, 2026, the value of the fund’s securities on loan was $3,772,192 and the value of the collateral was
$3,959,703, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Dynamic Value ETF
July 31, 2026 (Unaudited)
The following is a summary of the inputs used as of July 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,818,772,509	—	—	1,818,772,509
Investment Companies	23,285,217	—	—	23,285,217
	1,842,057,726	—	—	1,842,057,726

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust II’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
The fund’s equity investments, including shares of REITs and ETFs, if any, (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At July 31, 2026, accumulated net unrealized appreciation on investments was $187,931,441, consisting of $208,739,189 gross unrealized appreciation and $20,807,748 gross unrealized depreciation.
At July 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.